Business Combination - Travel.Co.In Limited - Purchase consideration (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Feb. 08, 2019 USD ($)	Feb. 08, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Purchase price allocation:
Goodwill | ₨				₨ 961,186
TCIL
Business Combination
Fair value of purchase consideration at acquisition date | ₨			₨ 58,276
Purchase price allocation:
Net working capital (including cash)		$ (1,240)
Tangible assets		260
Customer base and relationships		5,654
Non compete agreements		2,110
Goodwill	₨ 1,015,099	53,913
Deferred tax liability		(2,421)
Total		$ 58,276